Schedule of Assets (Tables)	12 Months Ended
Dec. 31, 2024
EBP 56-1814206 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets Held at End of Year

Uwharrie Capital Corp Employees 401(k) Retirement Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EIN 56-1814206
Plan No. 001
December 31, 2024

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost **	(e) Current Value

	Self-Directed Brokerage Accounts
*	Uwharrie Capital Corp	95,105 common shares x $8.94/share		$850,238
	Personal Choice Retirement Acct	Cash and other investments		$93,219
				943,457
	Collective Trust Funds
*	American Trust Company	MetLife UTC Stable Value Fund		7,504,773
*	American Trust Company	Wealth Preservation Strategy Target Risk - Moderate II		1,929,794
*	American Trust Company	Wealth Preservation Strategy Target Risk - Conservative II		141,381
				9,575,948
	Mutual Funds
	American Funds	Europacific Growth R6		1,485,916
	American Funds	New Perspective R6 Fund		241,332
	American Funds	US Government Sec R6		597,867
	DFA	US Large Cap Value I		3,578,004
	DFA	Real Estate Securities I Fund		59,178
	DFA	US Targeted Value		342,379
	DFA	Emerging Markets I Fund		465,298
	Dodge & Cox	Income Fund		3,952,466
	MFS	Growth R6		1,400,876
	PIMCO	Commodity Real Return Strategy Admin Fund		314
	Schwab	Fdmtl Intl Lg Co Idx		936,256
	T Rowe Price	Diversified Mid Cap Growth		386,239
	Vanguard	Index 500 Fund Admiral		5,213,574
	Vanguard	Mid Cap Index Fund Admiral		1,180,633
	Vanguard	Mid Cap Value Index Fund Admiral		820,541
	Vanguard	Small Cap Index Fund Admiral		548,490
	Vanguard	Small Cap Growth Index Fund Admiral		165,285
	Vanguard	Balanced Index Admiral Fund		1,165
				21,375,813

*	Plan participant loans***	Interest-bearing at 4.25% to 9.50% maturing through July 2029	$-	226,402

	Total investments			$32,121,620

* Represents party-in-interest
** Cost omitted for participant-directed investments
*** The accompanying financial statements classify participant loans as notes receivable from participants